Equity-Based Compensation (Details) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Share-based Compensation Arrangement by Share-based Payment Award
Total Unit-Based Compensation Expense	$ 334,000	$ 123,000	$ 712,000	$ 123,000
Service phantom units
Share-based Compensation Arrangement by Share-based Payment Award
Total Unit-Based Compensation Expense	61,000	40,000	90,000	40,000
Summary of Unit Award Activity
Nonvested at January 1, 2012 (units)			14,073
Granted (units)			5,554
Vested (units)			(6,993)
Forfeited (units)			(3,557)
Nonvested at June 30, 2012 (units)	9,077		9,077
Additional Disclosures
Total unrecognized compensation cost	200,000		200,000
Weighted-average period of recognition (years)			1 year 3 months 18 days
Fair value of nonvested units outstanding	500,000		500,000
Weighted-Average Grant Date Fair Value, Nonvested at January 1, 2012			$ 23.24
Weighted-Average Grant Date Fair Value, Granted			$ 36.44
Weighted-Average Grant Date Fair Value, Vested			$ 23.33
Weighted-Average Grant Date Fair Value, Forfeited			$ 28.52
Weighted-Average Grant Date Fair Value, Nonvested at June 30, 2012	$ 29.18		$ 29.18
Non-Employee Units
Additional Disclosures
Vesting period (years)			1 year
Employee Units
Additional Disclosures
Vesting period (years)			3 years
Performance phantom units
Share-based Compensation Arrangement by Share-based Payment Award
Total Unit-Based Compensation Expense	273,000	83,000	622,000	83,000
Summary of Unit Award Activity
Nonvested at January 1, 2012 (units)			36,800
Granted (units)			36,000
Nonvested at June 30, 2012 (units)	72,800		72,800
Additional Disclosures
Vesting period (years)			3 years
Total unrecognized compensation cost	1,700,000		1,700,000
Weighted-average period of recognition (years)			2 years 2 months 12 days
Vesting percentage lower limit			0.00%
Vesting percentage upper limit			200.00%
Weighted-average payout percentage	141.00%		141.00%
Weighted-Average Grant Date Fair Value, Nonvested at January 1, 2012			$ 32.99
Weighted-Average Grant Date Fair Value, Granted			$ 39.19
Weighted-Average Grant Date Fair Value, Nonvested at June 30, 2012	$ 36.06		$ 36.06
Equity of Predecessors
Share-based Compensation Arrangement by Share-based Payment Award
Total Unit-Based Compensation Expense				$ 700,000